As filed with the Securities and Exchange Commission on August 19, 2008

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 91	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 91	☒
(Check appropriate box or boxes)

ING INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING U.S Legal Services 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	on September 15, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 91 to the Registration Statement (“Amendment”) on Form N-1A for ING Investors Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 90 from August 20, 2008 to September 15, 2008 for the Registrant’s four new series – ING American Funds World Allocation Portfolio, ING Oppenheimer Active Asset Allocation Portfolio, ING Van Kampen Global Tactical Asset Allocation Portfolio and ING T. Rowe Price Personal Strategy Growth Portfolio.  This Amendment incorporates by reference the Prospectuses and Statements of Additional Information in Post-Effective Amendment No. 90 which was filed with the Securities and Exchange Commission on June 6, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 91 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and had duly caused this Post-Effective Amendment No. 91 to its Registration Statement  to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 19th day of August, 2008.

ING INVESTORS TRUST

By:	/s/ Huey P.Falgout,
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief Executive Officer and Interested Trustee	August 19, 2008

Todd Modic*	Senior Vice President Chief/Principal Financial Officer & Assistant Secretary	August 19, 2008

Patricia W. Chadwick*	Trustee	August 19, 2008

J. Michael Earley*	Trustee	August 19, 2008

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Patrick Kenny*	Trustee	August 19, 2008

Sheryl K. Pressler*	Trustee	August 19, 2008

Colleen D. Baldwin*	Trustee	August 19, 2008

Peter S. Drotch*	Trustee	August 19, 2008

Roger B. Vincent*	Trustee and Chairman	August 19, 2008

John V. Boyer*	Trustee	August 19, 2008

Robert W. Crispin*	Interested Trustee	August 19, 2008

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
as Attorney-in-Fact

* Powers of Attorney for Todd Modic, and each Trustee were filed as an attachment to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A on December 28, 2007 and incorporated herein by reference.

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